Putnam International Equity Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Australia (1.8%)
BHP Group, Ltd. (ASE Exchange)	436,112	$12,366,203

		12,366,203
Canada (1.4%)
Canadian National Railway Co.	89,600	9,703,121

		9,703,121
Denmark (2.2%)
Novo Nordisk A/S Class B	165,920	15,093,052

		15,093,052
France (17.5%)
AXA SA	325,102	9,629,627
Capgemini SE	51,166	8,884,398
Euronext NV	126,541	8,806,178
LVMH Moet Hennessy Louis Vuitton SA	24,414	18,418,574
Sanofi	219,871	23,592,639
STMicroelectronics NV	152,828	6,584,517
Thales SA	66,279	9,299,826
TotalEnergies SE	200,089	13,167,328
Vinci SA	145,035	16,056,353
Worldline SA/France(NON)	205,709	5,752,099

		120,191,539
Germany (4.9%)
AIXTRON SE	181,992	6,693,663
Deutsche Boerse AG	48,554	8,392,330
Merck KGaA	71,165	11,894,582
Rheinmetall AG	25,354	6,536,827

		33,517,402
Hong Kong (1.8%)
CK Hutchison Holdings, Ltd.	2,372,500	12,644,579

		12,644,579
India (0.9%)
MakeMyTrip, Ltd.(NON)	147,600	5,980,752

		5,980,752
Ireland (4.9%)
Bank of Ireland Group PLC	1,552,436	15,244,321
CRH PLC (London Exchange)	259,774	14,327,873
Kerry Group PLC Class A	48,194	4,023,134

		33,595,328
Italy (1.7%)
PRADA SpA	781,800	4,573,492
Prysmian SpA	182,567	7,324,521

		11,898,013
Japan (25.4%)
Asahi Group Holdings, Ltd.	375,200	14,027,594
Asics Corp.	312,800	10,921,370
Coca-Cola Bottlers Japan Holdings, Inc.	465,200	6,080,332
Ebara Corp.	98,300	4,604,754
Hoya Corp.	106,200	10,944,287
ITOCHU Corp.	370,200	13,375,412
Japan Exchange Group, Inc.	848,100	15,730,155
Mitsubishi Corp.	260,100	12,391,332
Mitsubishi Electric Corp.	462,300	5,715,437
Mitsubishi UFJ Financial Group, Inc.	2,773,800	23,527,203
Nintendo Co., Ltd.	321,600	13,397,936
Pan Pacific International Holdings Corp.	532,000	11,171,983
Renesas Electronics Corp.(NON)	498,100	7,642,109
Sony Group Corp.	166,600	13,628,160
Taiyo Nippon Sanso Corp.	221,600	5,252,051
Yakult Honsha Co., Ltd.	255,600	6,208,561

		174,618,676
Netherlands (5.1%)
ASML Holding NV	19,664	11,547,470
ASR Nederland NV	82,083	3,082,506
Universal Music Group NV	366,667	9,535,089
Wolters Kluwer NV	92,240	11,170,792

		35,335,857
Norway (1.7%)
DNB Bank ASA	590,871	11,900,952

		11,900,952
Spain (2.8%)
Coca-Cola Europacific Partners PLC	304,500	19,025,160

		19,025,160
Switzerland (4.5%)
Julius Baer Group, Ltd.	136,804	8,767,202
Nestle SA	195,639	22,091,828

		30,859,030
United Kingdom (17.7%)
Anglo American PLC (London Exchange)	324,274	8,977,959
AstraZeneca PLC	153,965	20,720,116
BP PLC	2,447,292	15,801,787
Compass Group PLC	576,491	14,044,321
Experian PLC	332,226	10,853,541
InterContinental Hotels Group PLC	100,202	7,387,146
JD Sports Fashion PLC	2,579,786	4,699,812
London Stock Exchange Group PLC	156,414	15,701,913
Prudential PLC	845,680	9,106,385
Shell PLC	448,701	14,246,265

		121,539,245
United States (2.0%)
Linde PLC	37,250	13,870,038

		13,870,038

Total common stocks (cost $602,442,038)		$662,138,947

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.125%, 11/15/28(i)	$122,000	$115,012
1.75%, 11/15/29(i)	157,000	134,560
0.625%, 8/15/30(i)	202,000	155,197
0.25%, 6/30/25(i)	155,000	142,547

Total U.S. treasury obligations (cost $547,316)		$547,316

SHORT-TERM INVESTMENTS (3.9%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	24,786,436	$24,786,436
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	130,000	130,000
U.S. Treasury Bills 5.371%, 12/7/23(SEGSF)		$800,000	792,205
U.S. Treasury Bills 5.277%, 11/9/23(SEGSF)		600,000	596,647
U.S. Treasury Bills 5.324%, 11/16/23(SEGSF)		200,000	198,676
U.S. Treasury Bills 5.027%, 11/2/23		161,000	160,267
U.S. Treasury Bills 5.453%, 10/26/23		100,000	99,647

Total short-term investments (cost $26,764,100)			$26,763,878
TOTAL INVESTMENTS

Total investments (cost $629,753,454)			$689,450,141

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $248,749,261) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/18/23	$10,515,561	$10,880,109	$(364,548)
		British Pound	Sell	12/20/23	1,962,133	2,003,427	41,294
		Canadian Dollar	Sell	10/18/23	1,700,191	1,741,735	41,544
		Euro	Sell	12/20/23	6,933,823	7,052,382	118,559
		Hong Kong Dollar	Buy	11/15/23	2,032,374	2,040,591	(8,217)
		Japanese Yen	Sell	11/15/23	9,194,045	9,876,607	682,562
		Swedish Krona	Buy	12/20/23	2,322,120	2,288,553	33,567
		Swiss Franc	Buy	12/20/23	6,538,361	6,738,448	(200,087)
	Barclays Bank PLC
		British Pound	Sell	12/20/23	8,895,826	9,078,620	182,794
		Swedish Krona	Buy	12/20/23	1,056,288	1,040,578	15,710
		Swiss Franc	Buy	12/20/23	8,129,173	8,380,368	(251,195)
	Citibank, N.A.
		Australian Dollar	Buy	10/18/23	245,339	253,869	(8,530)
		Danish Krone	Buy	12/20/23	2,346,222	2,386,456	(40,234)
	Goldman Sachs International
		British Pound	Sell	12/20/23	5,312,885	5,421,367	108,482
		Chinese Yuan (Offshore)	Buy	11/15/23	170,865	174,590	(3,725)
		Indian Rupee	Sell	11/15/23	4,374,656	4,360,855	(13,801)
		Swiss Franc	Buy	12/20/23	7,209,841	7,434,318	(224,477)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/18/23	6,594,957	6,822,121	(227,164)
		Euro	Sell	12/20/23	2,774,208	2,814,118	39,910
		Japanese Yen	Sell	11/15/23	8,441,715	8,618,926	177,211
		Singapore Dollar	Buy	11/15/23	4,917,927	5,025,088	(107,161)
		Swedish Krona	Buy	12/20/23	2,032,478	2,002,254	30,224
		Swiss Franc	Buy	12/20/23	1,071,414	1,104,530	(33,116)
	JPMorgan Chase Bank N.A.
		Hong Kong Dollar	Buy	11/15/23	1,747,807	1,754,795	(6,988)
		Japanese Yen	Sell	11/15/23	2,155,657	2,273,659	118,002
		New Zealand Dollar	Buy	10/18/23	273,604	278,316	(4,712)
		Norwegian Krone	Sell	12/20/23	2,399,228	2,397,336	(1,892)
		Swedish Krona	Buy	12/20/23	5,666,934	5,582,560	84,374
		Swiss Franc	Buy	12/20/23	1,863,679	1,921,506	(57,827)
	Morgan Stanley & Co. International PLC
		British Pound	Buy	12/20/23	8,096,103	8,151,893	(55,790)
		Euro	Sell	12/20/23	6,059,667	6,169,333	109,666
		Japanese Yen	Sell	11/15/23	629,832	616,181	(13,651)
		New Zealand Dollar	Buy	10/18/23	1,144,940	1,164,320	(19,380)
		Norwegian Krone	Sell	12/20/23	2,295,456	2,294,588	(868)
		Swedish Krona	Buy	12/20/23	4,309,290	4,246,531	62,759
	NatWest Markets PLC
		Canadian Dollar	Sell	10/18/23	3,472,034	3,556,107	84,073
		Danish Krone	Buy	12/20/23	1,860,244	1,892,360	(32,116)
		Swedish Krona	Buy	12/20/23	5,939,512	5,852,140	87,372
		Swiss Franc	Buy	12/20/23	6,047,728	6,235,640	(187,912)
	State Street Bank and Trust Co.
		Chinese Yuan (Offshore)	Buy	11/15/23	1,923,160	1,965,464	(42,304)
		Israeli Shekel	Buy	10/18/23	4,297,288	4,449,357	(152,069)
		Japanese Yen	Sell	11/15/23	2,899,848	3,576,388	676,540
		Singapore Dollar	Buy	11/15/23	5,415,290	5,535,568	(120,278)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/18/23	13,814,711	13,801,680	13,031
		British Pound	Sell	12/20/23	2,460,937	2,511,523	50,586
		Canadian Dollar	Sell	10/18/23	1,936,059	1,983,580	47,521
		Euro	Sell	12/20/23	6,426,923	6,500,081	73,158
		Japanese Yen	Buy	11/15/23	8,574,777	8,715,513	(140,736)
		Swiss Franc	Buy	12/20/23	1,954,709	2,015,367	(60,658)
	UBS AG
		British Pound	Sell	12/20/23	4,432,226	4,523,816	91,590
		Danish Krone	Buy	12/20/23	3,952,790	4,021,168	(68,378)
		Euro	Sell	12/20/23	3,037,049	3,041,994	4,945
		Norwegian Krone	Sell	12/20/23	2,186,982	2,186,009	(973)
		Swiss Franc	Buy	12/20/23	5,602,279	5,776,376	(174,097)
	WestPac Banking Corp.
		Australian Dollar	Buy	10/18/23	6,686,107	6,917,450	(231,343)
		British Pound	Sell	12/20/23	4,371,798	4,461,602	89,804
		Canadian Dollar	Sell	10/18/23	3,129,904	3,204,871	74,967
		Japanese Yen	Sell	11/15/23	1,550,558	1,634,279	83,721

	Unrealized appreciation						3,223,966

	Unrealized (depreciation)						(2,854,227)

	Total						$369,739
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $687,560,712.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$23,717,439	$54,500,524	$53,431,527	$269,780	$24,786,436

	Total Short-term investments	$23,717,439	$54,500,524	$53,431,527	$269,780	$24,786,436
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $491,517.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.7%
	Industrials	17.4
	Consumer discretionary	13.2
	Health care	12.0
	Consumer staples	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $567,666 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $491,517 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$12,366,203	$—
Canada	9,703,121	—	—
Denmark	—	15,093,052	—
France	—	120,191,539	—
Germany	—	33,517,402	—
Hong Kong	—	12,644,579	—
India	5,980,752	—	—
Ireland	—	33,595,328	—
Italy	—	11,898,013	—
Japan	—	174,618,676	—
Netherlands	3,082,506	32,253,351	—
Norway	—	11,900,952	—
Spain	19,025,160	—	—
Switzerland	—	30,859,030	—
United Kingdom	—	121,539,245	—
United States	13,870,038	—	—

Total common stocks	51,661,577	610,477,370	—
U.S. treasury obligations	—	547,316	—
Short-term investments	130,000	26,633,878	—

Totals by level	$51,791,577	$637,658,564	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$369,739	$—

Totals by level	$—	$369,739	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$323,700,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com